Schedule of Investments (unaudited) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$100	$111,461
Series 2018-B6, Class AAB, 4.17%, 10/10/51	250	274,680
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	105,905
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46	178	181,241
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50	250	262,645
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	102,467
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	123	127,338
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	105,594
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/29	82	85,469
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87%, 11/15/45	87	88,829

		1,445,629

Total Collaterized Mortgage Obligations — 1.2% (Cost: $1,407,148)		1,445,629

Corporate Bonds & Notes

Advertising — 0.6%
WPP Finance 2010
3.63%, 09/07/22	10	10,349
3.75%, 09/19/24	255	267,933
4.75%, 11/21/21	375	392,580

		670,862

Aerospace & Defense — 0.8%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	50	56,257
Raytheon Co., 4.88%, 10/15/40	20	25,253
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	230	233,712
3.20%, 03/15/24 (Call 01/15/24)	160	166,373
3.50%, 03/15/27 (Call 12/15/26)	105	112,062
3.70%, 12/15/23 (Call 09/15/23)	200	210,400
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	30	32,978
4.15%, 05/15/45 (Call 11/16/44)	35	40,222
4.50%, 06/01/42	60	72,216
5.70%, 04/15/40	5	6,736
6.05%, 06/01/36	5	6,822
6.13%, 07/15/38	25	34,859

		997,890

Agriculture — 0.5%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	90	91,271
3.25%, 08/15/26 (Call 05/15/26)	40	39,733
3.50%, 11/24/20	350	354,557
3.75%, 09/25/27 (Call 06/25/27)	25	25,533
4.35%, 03/15/24 (Call 02/15/24)	65	68,533

		579,627

Auto Manufacturers — 0.2%
Ford Motor Co.
4.75%, 01/15/43	45	39,280
6.63%, 10/01/28	30	32,654

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co.
5.00%, 04/01/35	$20	$20,646
5.20%, 04/01/45	35	34,876
5.95%, 04/01/49 (Call 10/01/48)	30	32,711
6.25%, 10/02/43	15	16,673
6.60%, 04/01/36 (Call 10/01/35)	5	5,802
6.75%, 04/01/46 (Call 10/01/45)	15	17,447

		200,089

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	20	21,751

Banks — 4.7%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	25	26,979
Bank of America Corp.
3.42%, 12/20/28 (Call 12/20/27)(b)	55	57,625
3.59%, 07/21/28 (Call 07/21/27)(b)	15	15,879
3.95%, 01/23/49 (Call 01/23/48)(b)	70	79,619
3.97%, 03/05/29 (Call 03/05/28)(b)	5	5,433
4.24%, 04/24/38 (Call 04/24/37)(b)	20	23,060
4.44%, 01/20/48 (Call 01/20/47)(b)	35	42,481
5.00%, 01/21/44	55	71,609
5.88%, 02/07/42	15	21,142
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(b)	45	46,778
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	75	77,252
3.30%, 08/23/29 (Call 05/23/29)	55	57,906
3.44%, 02/07/28 (Call 02/07/27)(b)	20	21,292
3.85%, 04/28/28(c)	15	16,660
Bank of Nova Scotia (The), 4.50%, 12/16/25	45	49,166
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	350	354,931
3.50%, 06/11/21 (Call 05/11/21)	25	25,438
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	225	231,939
3.50%, 09/13/23	150	157,851
Citigroup Inc.
4.13%, 07/25/28	10	10,863
4.28%, 04/24/48 (Call 10/24/47)(b)	15	17,813
4.45%, 09/29/27	55	60,553
4.65%, 07/30/45	30	36,776
4.65%, 07/23/48 (Call 06/23/48)	55	68,301
4.75%, 05/18/46	5	5,964
5.30%, 05/06/44	25	31,562
6.63%, 06/15/32	15	19,950
6.68%, 09/13/43	10	14,584
8.13%, 07/15/39	25	41,462
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	69,404
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	50	55,465
Deutsche Bank AG, 4.10%, 01/13/26	40	40,445
Deutsche Bank AG/New York NY, 4.10%, 01/13/26	115	115,034
Goldman Sachs Group Inc. (The)
3.69%, 06/05/28 (Call 06/05/27)(b)	50	52,928
3.81%, 04/23/29 (Call 04/23/28)(b)	45	48,064
3.85%, 01/26/27 (Call 01/26/26)	135	143,725
4.02%, 10/31/38 (Call 10/31/37)(b)	15	16,357
4.22%, 05/01/29 (Call 05/01/28)(b)	50	54,930
4.41%, 04/23/39 (Call 04/23/38)(b)	25	28,486
4.75%, 10/21/45 (Call 04/21/45)	35	42,940

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.75%, 10/01/37	$35	$48,226
HSBC Holdings PLC, 6.10%, 01/14/42	50	70,411
ING Groep NV, 3.95%, 03/29/27	50	53,730
JPMorgan Chase & Co.
3.90%, 01/23/49 (Call 01/23/48)(b)	25	28,040
3.96%, 11/15/48 (Call 11/15/47)(b)	20	22,621
4.03%, 07/24/48 (Call 07/24/47)(b)	25	28,590
4.26%, 02/22/48 (Call 02/22/47)(b)	70	82,680
4.95%, 06/01/45	5	6,272
5.40%, 01/06/42	20	26,750
5.50%, 10/15/40	15	20,125
5.60%, 07/15/41	25	34,333
6.40%, 05/15/38	5	7,215
KeyCorp., 4.10%, 04/30/28	10	10,939
KfW
0.00%, 06/29/37(d)	10	6,808
1.50%, 06/15/21	50	49,847
2.00%, 09/29/22	80	80,740
2.00%, 05/02/25	110	111,578
2.13%, 03/07/22	130	131,313
2.13%, 01/17/23	5	5,068
2.38%, 12/29/22	450	459,517
2.50%, 11/20/24	50	51,894
2.63%, 02/28/24	25	25,953
2.88%, 04/03/28	145	156,986
Morgan Stanley
3.13%, 07/27/26	35	36,288
3.59%, 07/22/28 (Call 07/22/27)(b)	55	58,294
3.63%, 01/20/27	35	37,290
3.77%, 01/24/29 (Call 01/24/28)(b)	105	112,637
3.95%, 04/23/27	30	32,151
3.97%, 07/22/38 (Call 07/22/37)(b)	5	5,507
4.30%, 01/27/45	10	11,770
4.35%, 09/08/26	5	5,473
4.38%, 01/22/47	70	83,833
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27)(b)	30	30,858
3.95%, 10/30/25	100	108,942
Oesterreichische Kontrollbank AG
2.38%, 10/01/21	215	217,419
2.88%, 03/13/23(c)	304	315,087
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)	35	37,442
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	30	32,226
4.50%, 07/17/25 (Call 04/17/25)	75	80,643
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	35,045
3.01%, 10/19/26	90	92,075
3.45%, 01/11/27	25	26,255
SVB Financial Group, 3.50%, 01/29/25	75	78,223
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(b)	45	47,013
Westpac Banking Corp.
2.70%, 08/19/26	70	70,907
2.85%, 05/13/26	100	102,369
3.40%, 01/25/28	10	10,660
4.11%, 07/24/34 (Call 07/24/29)(b)	10	10,365
4.32%, 11/23/31 (Call 11/23/26)(b)	10	10,542

		5,567,596

Security	Par (000)	Value

Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	$50	$58,270
4.90%, 02/01/46 (Call 08/01/45)	75	89,896
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	10	10,696
4.00%, 01/17/43	5	5,319
4.70%, 02/01/36 (Call 08/01/35)	20	23,118
4.90%, 02/01/46 (Call 08/01/45)	5	5,962
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	32	35,368
4.38%, 04/15/38 (Call 10/15/37)(c)	20	22,575
4.75%, 01/23/29 (Call 10/23/28)	45	52,286
4.75%, 04/15/58 (Call 10/15/57)	25	29,820
4.95%, 01/15/42	5	5,996
5.45%, 01/23/39 (Call 07/23/38)	10	12,680
5.55%, 01/23/49 (Call 07/23/48)	20	26,459
5.80%, 01/23/59 (Call 07/23/58)	10	13,891
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	515	523,904
3.50%, 09/18/23 (Call 08/18/23)	350	367,238
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	60	60,411
4.20%, 07/15/46 (Call 01/15/46)	25	24,714
5.00%, 05/01/42	25	27,181
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	35	35,691
2.63%, 07/29/29 (Call 04/29/29)	15	15,394
2.85%, 02/24/26 (Call 11/24/25)	50	52,246
3.00%, 10/15/27 (Call 07/15/27)	50	53,045
3.45%, 10/06/46 (Call 04/06/46)	45	48,462
4.00%, 03/05/42	45	51,935
4.25%, 10/22/44 (Call 04/22/44)	10	12,001
4.60%, 07/17/45 (Call 01/17/45)	10	12,623

		1,677,181

Biotechnology — 0.3%
Amgen Inc.
3.20%, 11/02/27 (Call 08/02/27)	15	15,797
4.56%, 06/15/48 (Call 12/15/47)	30	35,032
4.66%, 06/15/51 (Call 12/15/50)	45	53,115
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	100	107,413
4.50%, 02/01/45 (Call 08/01/44)	5	5,787
4.60%, 09/01/35 (Call 03/01/35)	5	5,979
4.75%, 03/01/46 (Call 09/01/45)	45	54,056
4.80%, 04/01/44 (Call 10/01/43)	30	36,133

		313,312

Building Materials — 0.3%
CRH America Inc., 5.75%, 01/15/21	250	259,417
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	3	3,068
3.90%, 02/14/26 (Call 11/14/25)	43	45,980
5.13%, 09/14/45 (Call 03/14/45)	2	2,330
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	25	25,268
3.95%, 08/15/29 (Call 05/15/29)	5	5,167
4.20%, 12/01/24 (Call 09/01/24)	25	26,398
4.30%, 07/15/47 (Call 01/15/47)	35	32,982

		400,610

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.0%
Dow Chemical Co. (The), 4.80%, 05/15/49 (Call 11/15/48)	$20	$22,612
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	20	22,672
5.32%, 11/15/38 (Call 05/15/38)	45	54,117
5.42%, 11/15/48 (Call 05/15/48)	30	37,342
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	265	267,300
2.70%, 11/01/26 (Call 08/01/26)	11	11,310
3.25%, 01/14/23 (Call 11/19/22)	150	155,011
4.35%, 12/08/21	450	470,907
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	25	29,324
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	30	33,514
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	5	5,207
5.45%, 11/15/33 (Call 05/15/33)	10	11,348
5.63%, 11/15/43 (Call 05/15/43)	25	28,862
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	10	11,421

		1,160,947

Commercial Services — 0.7%
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	35	37,739
4.75%, 08/01/28 (Call 05/01/28)	75	83,467
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	400	409,360
3.50%, 03/16/23 (Call 02/16/23)	275	285,444
4.00%, 03/18/29 (Call 12/18/28)	15	16,477

		832,487

Computers — 0.7%
Apple Inc.
3.45%, 02/09/45	20	21,269
3.85%, 05/04/43	30	33,695
3.85%, 08/04/46 (Call 02/04/46)	20	22,579
4.38%, 05/13/45	40	48,406
4.65%, 02/23/46 (Call 08/23/45)	45	56,740
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(e)	15	16,617
6.02%, 06/15/26 (Call 03/15/26)(e)	50	57,149
8.10%, 07/15/36 (Call 01/15/36)(e)	25	32,294
8.35%, 07/15/46 (Call 01/15/46)(e)	10	13,412
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)	25	25,603
4.40%, 10/15/22 (Call 08/15/22)	120	126,857
4.90%, 10/15/25 (Call 07/15/25)	180	199,642
HP Inc., 6.00%, 09/15/41	20	22,203
International Business Machines Corp.
3.45%, 02/19/26	100	106,494
4.00%, 06/20/42	5	5,511
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	20	20,625

		809,096

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 4.00%, 08/15/45	35	42,115
Procter & Gamble Co. (The)
2.45%, 11/03/26	70	71,996
5.55%, 03/05/37	45	62,200

		176,311

Security	Par (000)	Value

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	$15	$15,764
4.60%, 06/15/45 (Call 12/15/44)	5	6,039

		21,803

Diversified Financial Services — 0.3%
American Express Co., 3.00%, 10/30/24 (Call 09/29/24)	90	92,838
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	75	80,273
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	10	10,722
4.70%, 09/20/47 (Call 03/20/47)	20	22,750
4.85%, 03/29/29 (Call 12/29/28)	35	39,987
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	25	27,271
Mastercard Inc., 3.80%, 11/21/46 (Call 05/21/46)	10	11,391
Visa Inc., 3.65%, 09/15/47 (Call 03/15/47)	35	39,454

		324,686

Electric — 1.9%
Appalachian Power Co., 4.45%, 06/01/45 (Call 12/01/44)	5	5,860
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	180	185,823
Berkshire Hathaway Energy Co., 3.80%, 07/15/48 (Call 01/15/48)	25	27,202
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	75	76,801
3.45%, 08/15/27 (Call 05/15/27)	55	57,949
4.88%, 03/01/44 (Call 09/01/43)	25	30,374
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	10	10,759
3.70%, 03/01/45 (Call 09/01/44)	15	16,205
6.45%, 01/15/38	15	21,692
Connecticut Light & Power Co. (The), 4.30%, 04/15/44 (Call 10/15/43)	45	54,169
Consolidated Edison Co. of New York Inc.
4.50%, 05/15/58 (Call 11/15/57)	35	41,089
Series 09-C, 5.50%, 12/01/39	25	32,773
Dominion Energy Inc.
Series C, 4.90%, 08/01/41 (Call 02/01/41)	25	29,447
Series F, 5.25%, 08/01/33	13	15,706
Duke Energy Carolinas LLC, 3.70%, 12/01/47 (Call 06/01/47)	10	10,878
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	50	52,045
4.20%, 06/15/49 (Call 12/15/48)	10	11,204
Duke Energy Florida LLC, 3.40%, 10/01/46 (Call 04/01/46)	5	5,159
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	10,735
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	15,935
3.70%, 10/15/46 (Call 04/15/46)	25	26,911
4.10%, 03/15/43 (Call 09/15/42)	25	28,236
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	35	39,987
Eversource Energy, Series M, 3.30%, 01/15/28 (Call 10/15/27)	85	88,304
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	35	36,609
4.45%, 04/15/46 (Call 10/15/45)	5	5,626
4.95%, 06/15/35 (Call 12/15/34)	40	46,702
5.10%, 06/15/45 (Call 12/15/44)	5	6,122
5.63%, 06/15/35	5	6,285
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	40,753
6.25%, 10/01/39	30	37,284

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	$145	$152,794
4.05%, 06/01/42 (Call 12/01/41)	30	34,626
5.95%, 02/01/38	50	70,424
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (Call 04/30/23)(b)	5	5,148
5.25%, 04/20/46 (Call 04/20/26)(b)	25	26,917
NextEra Energy Capital Holdings Inc.
3.15%, 04/01/24 (Call 03/01/24)	75	77,534
3.55%, 05/01/27 (Call 02/01/27)	145	154,698
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	20	21,059
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	10	11,300
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	26,921
3.70%, 06/15/28 (Call 12/15/27)	70	77,108
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)(c)	100	103,535
3.80%, 02/01/38 (Call 08/01/37)	50	51,468
4.00%, 02/01/48 (Call 08/01/47)	15	15,676
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	35	36,817
4.65%, 10/01/43 (Call 04/01/43)	5	5,691
Series 05-E, 5.35%, 07/15/35	15	17,800
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	15	15,368
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	75	84,421
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)	5	5,216
Southern Power Co.
5.15%, 09/15/41	35	39,750
5.25%, 07/15/43	5	5,732
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	35	36,874
Virginia Electric & Power Co., 8.88%, 11/15/38	25	42,184
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	15	16,530

		2,210,215

Electronics — 0.3%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	80	81,430
3.88%, 07/15/23 (Call 04/15/23)	10	10,501
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	5	5,339
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	70	76,161
4.60%, 04/06/27 (Call 01/06/27)	5	5,542
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	15	15,362
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	43,422
4.90%, 06/15/28 (Call 03/15/28)	70	76,962
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	85	87,497

		402,216

Engineering & Construction — 0.1%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	75	75,430

Food — 0.6%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	80	84,670
4.15%, 03/15/28 (Call 12/15/27)	45	48,752
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	80	86,369
4.20%, 04/17/28 (Call 01/17/28)	30	33,477
JM Smucker Co. (The), 4.38%, 03/15/45	10	10,969

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23	$117	$119,359
3.13%, 05/17/22	30	30,634
3.25%, 04/01/26	19	19,717
3.40%, 11/15/27 (Call 08/15/27)	15	15,699
4.30%, 05/15/28 (Call 02/15/28)	50	55,774
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	40	39,409
5.00%, 07/15/35 (Call 01/15/35)	10	10,964
5.20%, 07/15/45 (Call 01/15/45)	15	16,228
6.50%, 02/09/40	15	18,270
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	25	24,372
4.45%, 02/01/47 (Call 08/01/46)	15	16,025
5.00%, 04/15/42 (Call 10/15/41)	15	16,733
5.40%, 07/15/40 (Call 01/15/40)	10	11,617
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	25	26,222
Tyson Foods Inc., 5.15%, 08/15/44 (Call 02/15/44)	10	12,181

		697,441

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(c)	43	46,884
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	25	26,522
4.80%, 06/15/44 (Call 12/15/43)	15	16,339
6.00%, 11/15/41 (Call 05/15/41)	5	6,166

		95,911

Gas — 0.1%
NiSource Inc.
4.80%, 02/15/44 (Call 08/15/43)	25	29,160
5.25%, 02/15/43 (Call 08/15/42)	20	24,206
5.65%, 02/01/45 (Call 08/01/44)	15	19,319
Southern California Gas Co.
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	20	23,357
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	50	55,816

		151,858

Health Care – Products — 0.1%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	25	33,108
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	25	24,772
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	23	24,630
4.69%, 12/15/44 (Call 06/15/44)	8	9,398
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	5	5,628
Medtronic Inc., 4.63%, 03/15/45	25	31,967

		129,503

Health Care – Services — 0.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	15	15,060
4.75%, 03/15/44 (Call 09/15/43)(c)	30	33,268
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	25	27,509
4.65%, 01/15/43	40	45,239
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	5	5,282
4.50%, 02/15/27 (Call 08/15/26)	35	37,712
5.25%, 06/15/26 (Call 12/15/25)	105	117,259
5.25%, 06/15/49 (Call 12/15/48)	5	5,628
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	5	5,231
4.63%, 12/01/42 (Call 06/01/42)	5	5,598

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
4.95%, 10/01/44 (Call 04/01/44)	$30	$35,013
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	40	45,120
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	35	36,660
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	10	11,464
4.25%, 04/15/47 (Call 10/15/46)	10	11,535
4.63%, 11/15/41 (Call 05/15/41)	5	5,977
4.75%, 07/15/45	45	55,539
6.63%, 11/15/37	15	21,879

		520,973

Household Products & Wares — 0.1%
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	35	36,486
3.90%, 05/15/28 (Call 02/15/28)	25	27,595
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	30	32,138

		96,219

Insurance — 0.7%
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	25	28,599
4.75%, 04/01/48 (Call 10/01/47)	25	29,956
8.18%, 05/15/58 (Call 05/15/38)(b)	20	27,177
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(b)	15	16,331
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	100	104,774
4.35%, 04/20/28 (Call 01/20/28)	15	16,193
AXA SA, 8.60%, 12/15/30	20	29,243
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	70	82,590
4.25%, 01/15/49 (Call 07/15/48)	25	29,692
4.40%, 05/15/42	10	11,944
Berkshire Hathaway Inc., 4.50%, 02/11/43	35	42,747
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	20	18,200
Lincoln National Corp., 7.00%, 06/15/40	25	35,929
Manulife Financial Corp., 4.06%, 02/24/32 (Call 02/24/27)(b)	5	5,221
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	20	22,729
4.90%, 03/15/49 (Call 09/15/48)	15	19,033
MetLife Inc., 4.05%, 03/01/45	45	50,907
Prudential Financial Inc.
4.50%, 09/15/47 (Call 09/15/27)(b)	20	20,823
4.60%, 05/15/44	35	41,265
5.20%, 03/15/44 (Call 03/15/24)(b)	100	106,174
5.38%, 05/15/45 (Call 05/15/25)(b)	35	38,071
5.70%, 09/15/48 (Call 09/15/28)(b)(c)	5	5,672
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	5	5,725
4.10%, 03/04/49 (Call 09/04/48)	20	23,371
4.30%, 08/25/45 (Call 02/25/45)	5	5,957
4.60%, 08/01/43	35	43,402
6.25%, 06/15/37	15	21,250
XLIT Ltd., 4.45%, 03/31/25	10	10,889

		893,864

Lodging — 0.4%
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	400	454,152

Machinery — 0.3%
Caterpillar Inc., 5.20%, 05/27/41	25	32,658

Security	Par (000)	Value

Machinery (continued)
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	$5	$5,210
4.50%, 08/15/23	185	197,329
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)(c)	75	77,786
4.88%, 10/01/21	15	15,718

		328,701

Manufacturing — 1.7%
3M Co.
2.00%, 06/26/22	325	326,716
2.25%, 03/15/23 (Call 02/15/23)	700	705,299
3.00%, 09/14/21 (Call 08/14/21)	333	339,240
3.00%, 08/07/25	185	194,428
3.25%, 02/14/24 (Call 01/14/24)	110	115,223
3.38%, 03/01/29 (Call 12/01/28)	50	53,595
General Electric Co.
5.88%, 01/14/38	50	61,144
6.88%, 01/10/39	10	13,451
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	45	47,892
5.75%, 06/15/43	15	19,298
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	83	87,061

		1,963,347

Media — 0.5%
CBS Corp., 4.90%, 08/15/44 (Call 02/15/44)	10	11,281
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48 (Call 10/01/47)	25	29,061
6.38%, 10/23/35 (Call 04/23/35)	45	56,359
6.48%, 10/23/45 (Call 04/23/45)	25	30,982
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	30	30,631
4.60%, 08/15/45 (Call 02/15/45)	30	36,241
4.95%, 10/15/58 (Call 04/15/58)	35	45,745
6.45%, 03/15/37	30	42,440
6.50%, 11/15/35	15	21,197
6.95%, 08/15/37	5	7,424
Discovery Communications LLC
4.88%, 04/01/43	10	10,909
5.00%, 09/20/37 (Call 03/20/37)	10	11,102
5.20%, 09/20/47 (Call 03/20/47)	25	28,456
6.35%, 06/01/40	5	6,305
NBCUniversal Media LLC
4.45%, 01/15/43	45	52,691
5.95%, 04/01/41	10	13,763
Time Warner Cable LLC, 7.30%, 07/01/38	45	58,147
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	10	13,989
Viacom Inc., 4.38%, 03/15/43	35	36,103
Walt Disney Co. (The)
4.75%, 09/15/44 (Call 03/15/44)	5	6,480
5.40%, 10/01/43	10	13,884

		563,190

Mining — 0.1%
Newmont Goldcorp Corp.
2.80%, 10/01/29 (Call 07/01/29)	35	34,619
4.88%, 03/15/42 (Call 09/15/41)	25	29,334
6.25%, 10/01/39	5	6,697

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	$30	$32,925
6.13%, 10/01/35	25	28,903
6.25%, 07/15/41 (Call 01/15/41)	15	16,963

		149,441

Oil & Gas — 0.9%
Apache Corp., 4.75%, 04/15/43 (Call 10/15/42)	45	41,417
Burlington Resources LLC
5.95%, 10/15/36	5	6,738
7.20%, 08/15/31	15	21,042
7.40%, 12/01/31	5	7,129
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	25	27,289
6.75%, 11/15/39	5	6,194
ConocoPhillips
5.90%, 10/15/32	25	32,701
5.90%, 05/15/38	25	34,008
6.50%, 02/01/39	35	50,907
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	105	121,104
ConocoPhillips Holding Co., 6.95%, 04/15/29	15	20,310
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	29,044
Ecopetrol SA
5.88%, 05/28/45	20	22,952
7.38%, 09/18/43	20	26,566
Encana Corp.
6.50%, 08/15/34	20	23,421
6.63%, 08/15/37	25	29,581
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(c)	5	4,356
Equinor ASA
3.25%, 11/10/24	100	105,402
4.25%, 11/23/41	25	29,230
4.80%, 11/08/43	35	44,515
5.10%, 08/17/40	50	64,566
Exxon Mobil Corp., 3.10%, 08/16/49 (Call 02/16/49)	40	40,374
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	15	15,337
4.30%, 04/01/27 (Call 01/01/27)	75	78,876
7.30%, 08/15/31	25	31,284
Marathon Oil Corp., 6.80%, 03/15/32	5	6,243
Noble Energy Inc., 5.25%, 11/15/43 (Call 05/15/43)	25	27,180
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	5	4,773
4.20%, 03/15/48 (Call 09/15/47)	15	14,605
4.40%, 04/15/46 (Call 10/15/45)	15	14,958
4.63%, 06/15/45 (Call 12/15/44)	20	20,402
6.20%, 03/15/40	15	17,863
Phillips 66, 4.65%, 11/15/34 (Call 05/15/34)	10	11,747
Suncor Energy Inc.
6.50%, 06/15/38	5	6,854
6.80%, 05/15/38	5	6,984
6.85%, 06/01/39	5	7,069
Total Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	25	25,720

		1,078,741

Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	205	208,259
3.34%, 12/15/27 (Call 09/15/27)	125	129,305

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co., 7.45%, 09/15/39	$25	$35,715

		373,279

Pharmaceuticals — 1.0%
AbbVie Inc.
4.40%, 11/06/42	5	5,378
4.45%, 05/14/46 (Call 11/14/45)	15	16,141
4.50%, 05/14/35 (Call 11/14/34)	25	27,674
4.70%, 05/14/45 (Call 11/14/44)	40	44,445
Allergan Funding SCS, 4.85%, 06/15/44 (Call 12/15/43)	10	11,042
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	10	10,461
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	75	78,397
3.38%, 11/16/25	20	21,181
6.45%, 09/15/37	30	42,572
Bristol-Myers Squibb Co.
4.25%, 10/26/49 (Call 04/26/49)(e)	10	11,888
5.00%, 08/15/45 (Call 02/15/45)(e)	20	25,629
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	10	10,215
3.41%, 06/15/27 (Call 03/15/27)(c)	80	81,890
3.50%, 11/15/24 (Call 08/15/24)	10	10,408
3.75%, 09/15/25 (Call 06/15/25)	40	42,238
4.37%, 06/15/47 (Call 12/15/46)(c)	10	9,993
4.50%, 11/15/44 (Call 05/15/44)	20	19,885
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(e)	35	35,642
4.38%, 10/15/28 (Call 07/15/28)	30	33,211
4.80%, 07/15/46 (Call 01/16/46)(e)	20	22,909
CVS Health Corp.
4.30%, 03/25/28 (Call 12/25/27)	50	54,535
4.78%, 03/25/38 (Call 09/25/37)	55	62,550
5.05%, 03/25/48 (Call 09/25/47)	45	53,323
5.13%, 07/20/45 (Call 01/20/45)	15	17,721
5.30%, 12/05/43 (Call 06/05/43)	15	17,964
Eli Lilly & Co., 4.15%, 03/15/59 (Call 09/15/58)	35	41,761
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	50	56,920
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	20	22,402
4.00%, 03/07/49 (Call 09/07/48)	45	53,519
4.15%, 05/18/43	25	29,958
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	10	10,861
Pfizer Inc.
4.20%, 09/15/48 (Call 03/15/48)	5	5,991
7.20%, 03/15/39	10	15,860
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	30	30,798
4.50%, 11/13/25 (Call 08/13/25)	100	110,619
4.70%, 02/01/43 (Call 08/01/42)	25	30,178

		1,176,159

Pipelines — 0.6%
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	5	7,413
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	65	69,556
4.85%, 03/15/44 (Call 09/15/43)	15	17,118
4.90%, 05/15/46 (Call 11/15/45)	10	11,551
5.10%, 02/15/45 (Call 08/15/44)	5	5,914
Kinder Morgan Energy Partners LP 5.40%, 09/01/44 (Call 03/01/44)	10	11,342

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.50%, 03/01/44 (Call 09/01/43)	$15	$17,123
6.38%, 03/01/41	15	18,287
6.50%, 09/01/39	10	12,433
6.95%, 01/15/38	30	38,934
7.50%, 11/15/40	5	6,836
Kinder Morgan Inc./DE
5.20%, 03/01/48 (Call 09/01/47)	10	11,505
5.55%, 06/01/45 (Call 12/01/44)	25	29,328
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	25	24,696
5.20%, 03/01/47 (Call 09/01/46)	10	10,470
5.50%, 02/15/49 (Call 08/15/48)	35	38,349
ONEOK Inc.
4.55%, 07/15/28 (Call 04/15/28)	35	37,934
5.20%, 07/15/48 (Call 01/15/48)	20	22,056
6.00%, 06/15/35	30	34,954
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	25	29,884
6.85%, 10/15/37	10	12,678
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	25	28,184
Spectra Energy Partners LP, 4.50%, 03/15/45 (Call 09/15/44)	25	27,159
TransCanada PipeLines Ltd.
4.88%, 05/15/48 (Call 11/15/47)	25	29,122
6.20%, 10/15/37	50	64,199
7.25%, 08/15/38	5	7,135
Western Midstream Operating LP, 5.30%, 03/01/48 (Call 09/01/47)	10	8,378
Williams Companies Inc. (The)
4.90%, 01/15/45 (Call 07/15/44)	5	5,205
5.10%, 09/15/45 (Call 03/15/45)	10	10,784
5.40%, 03/04/44 (Call 09/04/43)	5	5,479
6.30%, 04/15/40	25	29,837

		683,843

Real Estate — 0.0%
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	40	44,974

Real Estate Investment Trusts — 0.7%
American Tower Corp.
3.55%, 07/15/27 (Call 04/15/27)	30	31,486
4.00%, 06/01/25 (Call 03/01/25)	110	117,622
4.40%, 02/15/26 (Call 11/15/25)	25	27,346
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	70	70,663
3.40%, 06/21/29 (Call 03/21/29)	30	31,368
3.65%, 02/01/26 (Call 11/03/25)	30	31,803
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	15	15,791
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	10	10,760
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	60	63,783
Kimco Realty Corp., 4.45%, 09/01/47 (Call 03/01/47)	25	27,774
Liberty Property LP
3.75%, 04/01/25 (Call 01/01/25)	25	26,696
4.38%, 02/01/29 (Call 11/01/28)	15	17,144
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	75	81,244
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	90	90,506
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	74	79,553

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	$25	$27,252
7.38%, 03/15/32	25	34,717

		785,508

Retail — 0.8%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	95	95,226
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	350	361,435
Home Depot Inc. (The)
2.95%, 06/15/29 (Call 03/15/29)	70	73,114
3.50%, 09/15/56 (Call 03/15/56)	60	64,120
4.88%, 02/15/44 (Call 08/15/43)	15	19,210
5.95%, 04/01/41 (Call 10/01/40)	50	71,273
Lowe’s Companies Inc.
4.05%, 05/03/47 (Call 11/03/46)	40	42,974
4.65%, 04/15/42 (Call 10/15/41)	45	51,756
McDonald’s Corp.
3.63%, 09/01/49 (Call 03/01/49)	45	46,207
4.60%, 05/26/45 (Call 11/26/44)	25	29,205
6.30%, 03/01/38	25	34,231
Nordstrom Inc., 6.95%, 03/15/28	15	18,040
Target Corp., 3.63%, 04/15/46	35	38,645
Walgreen Co., 4.40%, 09/15/42	15	15,109
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	15	15,422

		975,967

Semiconductors — 0.2%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	20	21,274
4.35%, 04/01/47 (Call 10/01/46)(c)	15	18,277
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	75	76,876
3.15%, 05/11/27 (Call 02/11/27)	5	5,302
4.00%, 12/15/32	30	34,662
4.10%, 05/11/47 (Call 11/11/46)	30	34,777
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	85	89,133

		280,301

Software — 2.3%
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	60	65,189
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	20	21,532
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	150	150,795
2.13%, 11/15/22	175	177,056
2.38%, 05/01/23 (Call 02/01/23)	100	101,618
2.40%, 08/08/26 (Call 05/08/26)	110	112,052
2.65%, 11/03/22 (Call 09/03/22)	255	261,061
2.70%, 02/12/25 (Call 11/12/24)	130	134,283
2.88%, 02/06/24 (Call 12/06/23)	210	217,946
3.13%, 11/03/25 (Call 08/03/25)	230	243,565
3.30%, 02/06/27 (Call 11/06/26)	220	236,685
3.50%, 02/12/35 (Call 08/12/34)	40	44,349
3.63%, 12/15/23 (Call 09/15/23)	250	266,182
3.70%, 08/08/46 (Call 02/08/46)	35	39,885
4.00%, 02/12/55 (Call 08/12/54)	10	11,943
4.25%, 02/06/47 (Call 08/06/46)	25	30,998
4.45%, 11/03/45 (Call 05/03/45)	45	56,630
Oracle Corp.
3.80%, 11/15/37 (Call 05/15/37)	25	27,527
4.00%, 07/15/46 (Call 01/15/46)	40	44,667
4.00%, 11/15/47 (Call 05/15/47)	10	11,196

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.13%, 05/15/45 (Call 11/15/44)	$5	$5,645
5.38%, 07/15/40	35	45,522
6.50%, 04/15/38	30	43,490
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	175	181,963
3.70%, 04/11/28 (Call 01/11/28)	70	76,780
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	65	68,234

		2,676,793

Telecommunications — 1.2%
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	20	21,288
4.35%, 06/15/45 (Call 12/15/44)	20	21,276
4.50%, 05/15/35 (Call 11/15/34)	20	22,140
4.50%, 03/09/48 (Call 09/09/47)	70	76,224
4.65%, 06/01/44 (Call 12/01/43)	35	38,160
4.75%, 05/15/46 (Call 11/15/45)	50	55,914
4.80%, 06/15/44 (Call 12/15/43)	5	5,636
5.25%, 03/01/37 (Call 09/01/36)	50	59,263
5.35%, 09/01/40	15	17,963
5.55%, 08/15/41	5	6,070
6.00%, 08/15/40 (Call 05/15/40)	5	6,344
6.38%, 03/01/41	10	13,226
6.55%, 02/15/39(c)	5	6,642
Cisco Systems Inc., 5.50%, 01/15/40	25	34,168
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	45	66,309
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	25	27,035
4.60%, 05/23/29 (Call 02/23/29)	25	27,332
Orange SA
4.13%, 09/14/21	420	436,023
9.00%, 03/01/31	25	38,973
Rogers Communications Inc., 5.00%, 03/15/44 (Call 09/15/43)	40	48,905
Telefonica Emisiones SA, 7.05%, 06/20/36(c)	25	35,139
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	10	10,624
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	5	5,464
4.27%, 01/15/36	5	5,701
4.52%, 09/15/48	45	54,243
4.86%, 08/21/46	35	43,831
5.01%, 04/15/49	5	6,429
5.25%, 03/16/37	50	63,162
Vodafone Group PLC
4.13%, 05/30/25	40	43,323
4.38%, 05/30/28	45	49,952
5.25%, 05/30/48	25	29,835
6.15%, 02/27/37	35	45,407
7.88%, 02/15/30	25	34,936

		1,456,937

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	50	49,472

Transportation — 0.3%
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	10	10,646
4.50%, 08/01/54 (Call 02/01/54)	10	11,614
4.65%, 03/01/68 (Call 09/01/67)	35	40,708
5.50%, 04/15/41 (Call 10/15/40)	20	25,332
6.22%, 04/30/40	15	20,597

Security	Par (000)	Value

Transportation (continued)
FedEx Corp.
4.55%, 04/01/46 (Call 10/01/45)	$20	$20,931
4.75%, 11/15/45 (Call 05/15/45)	45	48,466
Kansas City Southern, 4.70%, 05/01/48 (Call 11/01/47)	25	29,592
Norfolk Southern Corp.
4.05%, 08/15/52 (Call 02/15/52)	45	49,995
4.65%, 01/15/46 (Call 07/15/45)	15	17,904
Union Pacific Corp.
4.10%, 09/15/67 (Call 03/15/67)	5	5,190
4.38%, 11/15/65 (Call 05/15/65)	10	11,064
4.50%, 09/10/48 (Call 03/10/48)	40	47,907
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	25	27,141

		367,087

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	30	35,395

Total Corporate Bonds & Notes — 27.3% (Cost: $30,841,472)		32,471,165

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec, Series HH, 8.50%, 12/01/29	250	384,460

Colombia — 0.1%
Colombia Government International Bond, 10.38%, 01/28/33	50	80,138

Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	45	73,516

Italy — 0.1%
Republic of Italy Government International Bond, 5.38%, 06/15/33	95	111,546

Mexico — 0.4%
Mexico Government International Bond
4.35%, 01/15/47	100	104,023
4.75%, 03/08/44	90	98,232
5.55%, 01/21/45	25	30,430
5.75%, 10/12/2110	50	58,135
6.05%, 01/11/40	100	128,906
8.30%, 08/15/31	5	7,444

		427,170

Panama — 0.0%
Panama Government International Bond, 6.70%, 01/26/36	25	35,203

Peru — 0.1%
Peruvian Government International Bond
5.63%, 11/18/50	25	36,500
8.75%, 11/21/33	55	90,632

		127,132

Philippines — 0.1%
Philippine Government International Bond, 9.50%, 02/02/30	75	119,711

Supranational — 1.6%
European Investment Bank, 2.38%, 05/24/27	100	104,073
Inter-American Development Bank
2.38%, 07/07/27	165	171,414
3.13%, 09/18/28	60	66,232
3.20%, 08/07/42	30	34,503
3.88%, 10/28/41	25	31,489

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development
1.63%, 02/10/22	$100	$99,912
1.75%, 04/19/23	255	255,701
2.00%, 01/26/22	265	266,860
2.13%, 02/13/23(c)	45	45,675
2.50%, 03/19/24	90	92,979
2.50%, 11/25/24	290	301,011
2.50%, 07/29/25	276	287,501
2.50%, 11/22/27	115	120,845
3.00%, 09/27/23	40	41,956
7.63%, 01/19/23	35	41,270

		1,961,421

Uruguay — 0.1%
Uruguay Government International Bond
5.10%, 06/18/50	40	47,860
7.63%, 03/21/36	30	44,263

		92,123

Total Foreign Government Obligations — 2.9% (Cost: $3,248,200)		3,412,420

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	56,750

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33(c)	95	101,848

Total Municipal Debt Obligations — 0.1% (Cost: $140,737)		158,598

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	241	244,664
2.50%, 10/01/49	26	25,582
3.00%, 07/01/34	47	47,865
3.00%, 12/01/34	274	281,022
3.00%, 09/01/46	834	858,093
3.00%, 12/01/49	206	209,062
3.50%, 05/01/33	53	55,890
3.50%, 06/01/34	90	93,293
3.50%, 07/01/34	126	130,708
3.50%, 10/01/42	26	27,830
3.50%, 10/01/44	44	45,982
3.50%, 07/01/47	76	78,516
3.50%, 09/01/47	66	68,504
3.50%, 02/01/48	22	22,989
3.50%, 03/01/48	23	24,295
3.50%, 06/01/48	43	43,738
3.50%, 06/01/49	72	75,490
3.50%, 11/01/49	595	610,797
4.00%, 09/01/45	21	22,642
4.00%, 02/01/48	20	21,172
4.00%, 12/01/48	35	36,576
4.00%, 01/01/49	59	61,156
4.00%, 03/01/49	41	43,555
4.00%, 06/01/49	24	24,511
4.50%, 10/01/48	47	50,241

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/01/48	$107	$113,334
4.50%, 01/01/49	21	22,069
Federal National Mortgage Association
2.50%, 06/01/32	356	360,135
2.50%, 12/01/34(g)	650	655,727
2.50%, 04/01/47	29	29,327
2.50%, 12/01/49(g)	28	27,718
2.98%, 08/25/29	150	158,028
3.00%, 01/01/31	120	123,559
3.00%, 08/01/32	306	314,403
3.00%, 09/01/34	197	202,800
3.00%, 12/01/34(g)	547	559,842
3.00%, 11/01/46	1,095	1,120,750
3.00%, 09/01/49	25	25,317
3.00%, 11/01/49	486	492,943
3.00%, 12/01/49(g)	1,683	1,706,733
3.50%, 11/01/33	105	108,455
3.50%, 08/01/34	71	73,659
3.50%, 12/01/34(g)	299	309,815
3.50%, 01/01/46	277	291,099
3.50%, 09/01/46	979	1,029,211
3.50%, 08/01/47	49	50,631
3.50%, 01/01/48	98	101,104
3.50%, 02/01/48	1,548	1,604,992
3.50%, 11/01/48	50	51,642
3.50%, 12/01/48	67	69,308
3.50%, 08/01/49	562	577,142
3.50%, 11/01/49	260	266,918
3.50%, 12/01/49(g)	959	984,473
4.00%, 07/01/33	50	52,792
4.00%, 12/01/34(g)	250	260,676
4.00%, 01/01/46	669	715,064
4.00%, 10/01/46	26	27,755
4.00%, 08/01/47	1,105	1,171,278
4.00%, 09/01/47	67	70,253
4.00%, 10/01/48	40	41,485
4.00%, 12/01/48	20	21,040
4.00%, 03/01/49	69	73,013
4.00%, 05/01/49	48	51,324
4.00%, 06/01/49	48	50,878
4.00%, 07/01/49	49	52,264
4.00%, 09/01/49	150	155,611
4.00%, 11/01/49	78	80,514
4.00%, 12/01/49(g)	1,887	1,957,836
4.00%, 12/01/49	52	54,014
4.50%, 12/01/34(g)	25	25,809
4.50%, 10/01/47	24	25,618
4.50%, 08/01/48	76	81,104
4.50%, 10/01/48	428	458,389
4.50%, 12/01/48	67	70,943
4.50%, 05/01/49	66	69,817
4.50%, 07/01/49	77	81,007
4.50%, 08/01/49	26	27,570
4.50%, 12/01/49(g)	787	826,842
5.00%, 06/01/48	374	408,907
5.00%, 08/01/48	24	26,093
5.00%, 04/01/49	54	57,900
5.00%, 12/01/49(g)	636	679,439
5.50%, 12/01/49(g)	50	53,893

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(a)	$225	$232,901
Series K047, Class A2, 3.33%, 05/25/25(a)	200	212,386
Series K048, Class A2, 3.28%, 06/25/25(a)	225	238,394
Series K062, Class A2, 3.41%, 12/25/26	100	107,796
Government National Mortgage Association
2.50%, 12/01/49(g)	85	85,608
3.00%, 04/20/46	44	45,152
3.00%, 08/20/46	842	869,445
3.00%, 02/15/47	41	42,768
3.00%, 03/20/47	29	30,425
3.00%, 12/01/49(g)	1,023	1,051,372
3.50%, 09/20/42	91	95,687
3.50%, 12/20/42	78	82,472
3.50%, 11/20/46	30	31,471
3.50%, 01/20/47	30	30,881
3.50%, 06/20/47	31	32,621
3.50%, 08/20/47	250	265,708
3.50%, 09/20/47	157	162,877
3.50%, 11/20/47	139	144,314
3.50%, 02/20/48	76	79,121
3.50%, 08/20/48	148	152,841
3.50%, 01/20/49	59	61,542
3.50%, 10/20/49	425	440,457
3.50%, 11/20/49	400	414,548
3.50%, 12/01/49(g)	1,407	1,454,166
4.00%, 04/20/47	286	299,030
4.00%, 07/20/47	336	351,881
4.00%, 11/20/47	67	70,251
4.00%, 04/20/48	18	18,517
4.00%, 05/15/48	32	34,124
4.00%, 05/20/48	64	66,615
4.00%, 08/20/48	132	137,281
4.00%, 07/20/49	51	53,363
4.00%, 10/20/49	225	234,127
4.00%, 12/01/49(g)	738	766,309
4.50%, 06/20/48	139	146,051
4.50%, 08/20/48	21	22,332
4.50%, 12/20/48	26	27,642
4.50%, 03/20/49	21	22,101
4.50%, 06/20/49	241	253,111
4.50%, 07/20/49	101	105,806
4.50%, 08/20/49	24	24,906
4.50%, 12/01/49(g)	473	494,193
5.00%, 04/20/48	32	34,271
5.00%, 05/20/48	16	17,510
5.00%, 11/20/48	17	17,615
5.00%, 12/20/48	37	38,775
5.00%, 01/20/49	207	217,924
5.00%, 12/01/49(g)	88	92,649

		32,275,772

U.S. Government Obligations — 39.9%
U.S. Treasury Note/Bond
1.13%, 02/28/21	1,000	992,930
1.13%, 06/30/21	105	104,110
1.13%, 08/31/21	600	594,422
1.13%, 09/30/21	2,100	2,079,984
1.38%, 09/30/23	2,050	2,031,902
1.38%, 08/31/26	375	366,680
1.50%, 08/15/26	300	295,781

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 08/15/22	$500	$500,234
1.63%, 02/15/26	975	970,201
1.63%, 05/15/26	500	497,227
1.63%, 08/15/29	315	310,423
1.75%, 07/31/21	750	750,967
1.75%, 05/15/22	800	802,750
1.75%, 05/15/23	1,000	1,004,531
1.75%, 06/30/24	600	603,187
1.88%, 01/31/22	105	105,550
1.88%, 02/28/22	875	879,785
1.88%, 05/31/22	300	301,969
1.88%, 07/31/22	1,450	1,459,969
1.88%, 09/30/22	500	503,828
1.88%, 08/31/24	360	363,938
1.88%, 06/30/26	175	176,668
2.00%, 02/15/22	1,800	1,814,484
2.00%, 11/30/22	600	606,844
2.00%, 04/30/24	780	792,187
2.00%, 06/30/24	300	304,805
2.00%, 02/15/25	425	432,305
2.00%, 08/15/25	800	813,625
2.13%, 01/31/21	1,350	1,356,750
2.13%, 06/30/21	90	90,636
2.13%, 12/31/22	650	660,207
2.13%, 02/29/24	850	867,133
2.25%, 07/31/21	450	454,271
2.25%, 01/31/24	500	512,461
2.25%, 11/15/24	375	385,811
2.25%, 03/31/26	275	283,895
2.25%, 02/15/27	300	310,594
2.25%, 08/15/27	200	207,375
2.25%, 11/15/27	230	238,661
2.25%, 08/15/46	150	151,148
2.38%, 04/15/21	1,000	1,009,180
2.38%, 05/15/27	400	418,000
2.38%, 05/15/29	340	357,425
2.38%, 11/15/49	250	259,570
2.50%, 12/31/20	720	726,159
2.50%, 03/31/23	900	925,945
2.50%, 05/15/24	475	492,627
2.50%, 02/15/45	1,100	1,162,391
2.50%, 02/15/46	150	158,672
2.50%, 05/15/46	850	899,539
2.63%, 05/15/21	1,800	1,824,258
2.63%, 06/15/21	1,200	1,217,109
2.63%, 07/15/21	300	304,523
2.63%, 03/31/25	600	629,297
2.63%, 01/31/26	550	579,562
2.63%, 02/15/29	600	643,219
2.75%, 02/15/28	1,025	1,103,477
2.75%, 08/15/42	475	523,168
2.75%, 11/15/42	125	137,715
2.88%, 09/30/23	125	130,791
2.88%, 04/30/25	560	594,912
2.88%, 05/31/25	275	292,316
2.88%, 05/15/28	400	435,125
2.88%, 08/15/28	100	108,938
2.88%, 05/15/43	400	449,938
2.88%, 08/15/45	130	147,123
2.88%, 05/15/49	185	211,883

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 05/15/45	$285	$329,531
3.00%, 02/15/47	475	553,152
3.00%, 08/15/48	375	438,281
3.00%, 02/15/49	375	439,219
3.13%, 11/15/28	275	305,809
3.13%, 11/15/41	225	262,688
3.38%, 05/15/44	520	635,944
3.63%, 08/15/43	225	284,730
3.63%, 02/15/44	220	279,159
3.75%, 11/15/43	300	387,281
4.38%, 02/15/38	1,000	1,360,469
4.63%, 02/15/40	250	354,453

		47,353,806

Total U.S. Government & Agency Obligations — 67.1% (Cost: $77,473,644)		79,629,578

Short-Term Investments

Money Market Funds — 13.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(h)(i)	15,817	15,823,382
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(h)(i)(j)	688	688,340

		16,511,722

Total Short-Term Investments — 13.9% (Cost: $16,511,844)		16,511,722

Total Investments in Securities — 112.5% (Cost: $129,623,045)		133,629,112

Other Assets, Less Liabilities — (12.5)%		(14,871,617)

Net Assets — 100.0%		$118,757,495

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	TBA transaction.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 11/30/19 (000)	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,596	11,221	15,817	$15,823,382	$132,825		$72	$(1,090)
BlackRock Cash Funds: Treasury, SL Agency Shares	218	470	688	688,340	2,938	(a)	—	—

				$16,511,722	$135,763		$72	$(1,090)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG U.S. Aggregate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$1,445,629	$—	$1,445,629
Corporate Bonds & Notes	—	32,471,165	—	32,471,165
Foreign Government Obligations	—	3,412,420	—	3,412,420
Municipal Debt Obligations	—	158,598	—	158,598
U.S. Government & Agency Obligations	—	79,629,578	—	79,629,578
Money Market Funds	16,511,722	—	—	16,511,722

	$16,511,722	$117,117,390	$—	$133,629,112

Portfolio Abbreviations — Fixed Income

BAB	Build America Bond

GO	General Obligation